Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 537,985,000.00
Total Fee Amount	74,295.73
Total Offset Amount	0.00
Net Fee	$ 74,295.73
Offering Table N/A
Offset Table N/A	N/A